Investments in associates - Reconciliation of the financial information to the carrying value of its interests in the associates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,416,618		₩ 8,508,993
Interests in the net assets (A*B)		2,907,155		2,911,306
Intra-group transactions		8		(17)
Other reconciliations		(2,689)		2,456
Investments in associates		2,904,474		2,913,745
BNP Paribas Cardif Life Insurance
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 201,205		₩ 293,634
Proportion of ownership interest in associate		14.99%		14.99%
Interests in the net assets (A*B)		₩ 30,161		₩ 44,039
Intra-group transactions		8		(17)
Other reconciliations		0		0
Investments in associates		₩ 30,169		44,022
Songrim Partners
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ (62)
Proportion of ownership interest in associate		0.00%		35.34%
Interests in the net assets (A*B)				₩ (22)
Intra-group transactions				0
Other reconciliations				22
Investments in associates		₩ 0		0
Partners 4th Growth Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 54,165		₩ 52,134
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 13,542		₩ 13,033
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		13,542		13,033
KTB Newlake Global Healthcare PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,945		₩ 30,808
Proportion of ownership interest in associate		20.57%		30.00%
Interests in the net assets (A*B)		₩ 4,309		₩ 9,299
Intra-group transactions		0		0
Other reconciliations		0		113
Investments in associates		4,309		9,412
Shinhan-Neoplux Energy Newbiz Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 65,814		₩ 65,211
Proportion of ownership interest in associate		31.66%		31.66%
Interests in the net assets (A*B)		₩ 20,837		₩ 16,032
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		20,837		16,032
Shinhan-Albatross Tech Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 24,507		₩ 20,213
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 12,253		₩ 10,389
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		12,253		₩ 10,389
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,716
Proportion of ownership interest in associate		23.89%		23.89%
Interests in the net assets (A*B)		₩ 4,232
Intra-group transactions		0
Other reconciliations		0
Investments in associates		4,232
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,563
Proportion of ownership interest in associate		20.16%		20.16%
Interests in the net assets (A*B)		₩ 1,726
Intra-group transactions		0
Other reconciliations		0
Investments in associates		1,726
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 30,420		₩ 35,896
Proportion of ownership interest in associate		20.00%		20.00%
Interests in the net assets (A*B)		₩ 6,085		₩ 7,179
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		6,085		7,179
Shinhan-Midas Donga Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,863		₩ 7,902
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 4,431		₩ 3,951
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,431		3,951
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,391		₩ 17,608
Proportion of ownership interest in associate		24.00%		24.00%
Interests in the net assets (A*B)		₩ 4,414		₩ 4,226
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,414		4,226
Shinhan Praxis K-Growth Global Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,082		₩ 41,133
Proportion of ownership interest in associate		14.15%		18.87%
Interests in the net assets (A*B)		₩ 3,691		₩ 7,761
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		3,691		7,761
Kiwoom Milestone Professional Private Real Estate Trust 19
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,922		₩ 10,505
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 3,961		₩ 5,253
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		₩ 3,961		5,253
AIP EUROGREEN Private Real Estate Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 139,576
Proportion of ownership interest in associate		0.00%		21.28%
Interests in the net assets (A*B)				₩ 29,703
Intra-group transactions				0
Other reconciliations				0
Investments in associates		₩ 0		29,703
Shinhan Global Healthcare Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (4,518)		₩ (3,464)
Proportion of ownership interest in associate		4.41%		4.41%
Interests in the net assets (A*B)		₩ (199)		₩ (153)
Intra-group transactions		0		0
Other reconciliations		199		153
Investments in associates		0		0
KB NA Hickory Private Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 91,572		₩ 91,668
Proportion of ownership interest in associate		37.50%		37.50%
Interests in the net assets (A*B)		₩ 34,339		₩ 34,376
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		34,339		34,376
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 43,694		₩ 44,275
Proportion of ownership interest in associate		44.02%		44.02%
Interests in the net assets (A*B)		₩ 19,236		₩ 19,492
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		19,236		19,492
BNP Paribas Cardif General Insurance
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 61,431
Proportion of ownership interest in associate				5.46%
Interests in the net assets (A*B)				₩ 3,354
Intra-group transactions				0
Other reconciliations				0
Investments in associates				3,354
Hermes Private Investment Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,071		₩ 33,537
Proportion of ownership interest in associate		29.17%		29.17%
Interests in the net assets (A*B)		₩ 5,562		₩ 9,782
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		5,562		9,782
Shinhan-Nvestor Liquidity Solution Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,836		₩ 21,420
Proportion of ownership interest in associate		24.92%		24.92%
Interests in the net assets (A*B)		₩ 6,438		₩ 5,338
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		6,438		5,338
Shinhan AIM FoF Fund 1-A
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 40,444		₩ 36,623
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 10,110		₩ 9,156
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		10,110		9,156
IGIS Global Credit Fund 150-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,765		₩ 21,609
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 4,692		₩ 5,402
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,692		5,402
Partner One Value up I Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,428		₩ 28,273
Proportion of ownership interest in associate		27.91%		27.91%
Interests in the net assets (A*B)		₩ 5,144		₩ 7,891
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		5,144		7,891
Genesis No.1 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 262,823		₩ 243,534
Proportion of ownership interest in associate		22.80%		22.80%
Interests in the net assets (A*B)		₩ 59,924		₩ 55,533
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		59,924		55,533
Korea Omega Project Fund III
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 15,610		₩ 18,234
Proportion of ownership interest in associate		23.53%		23.53%
Interests in the net assets (A*B)		₩ 3,674		₩ 4,290
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		₩ 3,674		4,290
Soo Delivery Platform Growth Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 19,578
Proportion of ownership interest in associate		0.00%		30.00%
Interests in the net assets (A*B)				₩ 5,873
Intra-group transactions				0
Other reconciliations				0
Investments in associates		₩ 0		5,873
Genesis North America Power Company No.1 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,760		₩ 34,310
Proportion of ownership interest in associate		39.11%		40.03%
Interests in the net assets (A*B)		₩ 8,118		₩ 13,736
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		8,118		13,736
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 185,333		₩ 178,069
Proportion of ownership interest in associate		23.33%		23.33%
Interests in the net assets (A*B)		₩ 43,244		₩ 41,549
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		43,244		41,549
Korea Finance Security
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 20,078
Proportion of ownership interest in associate				14.91%
Interests in the net assets (A*B)				₩ 2,994
Intra-group transactions				0
Other reconciliations				0
Investments in associates				2,994
MIEL CO.,LTD
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (143)		₩ (141)
Proportion of ownership interest in associate		28.77%		28.77%
Interests in the net assets (A*B)		₩ (41)		₩ (41)
Intra-group transactions		0		0
Other reconciliations		41		41
Investments in associates		0		0
AIP Transportation Specialized Privately Placed Fund Trust #1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 125,459		₩ 97,097
Proportion of ownership interest in associate		35.73%		35.73%
Interests in the net assets (A*B)		₩ 44,821		₩ 34,688
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		44,821		34,688
E&Healthcare Investment Fund No.6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 2,839		₩ 32,615
Proportion of ownership interest in associate		21.05%		21.05%
Interests in the net assets (A*B)		₩ 597		₩ 6,866
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		597		6,866
One Shinhan Global Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,495		₩ 15,758
Proportion of ownership interest in associate		20.52%		20.56%
Interests in the net assets (A*B)		₩ 1,948		₩ 3,773
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		1,948		3,773
Kiwoom-Shinhan Innovation Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,881		₩ 23,462
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 9,441		₩ 11,731
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		₩ 9,441		11,731
Daishin-K&T New Technology Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 25,571
Proportion of ownership interest in associate		0.00%		31.25%
Interests in the net assets (A*B)				₩ 7,991
Intra-group transactions				0
Other reconciliations				0
Investments in associates		₩ 0		7,991
Midas Asset Global CRE Debt Private Fund No.6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 138,538		₩ 117,347
Proportion of ownership interest in associate		41.16%		41.16%
Interests in the net assets (A*B)		₩ 57,029		₩ 48,305
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		57,029		48,305
Samchully Midstream Private Placement Special Asset Fund 5-4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 71,352		₩ 65,931
Proportion of ownership interest in associate		42.92%		42.92%
Interests in the net assets (A*B)		₩ 30,624		₩ 27,471
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		30,624		27,471
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 122,456		₩ 126,020
Proportion of ownership interest in associate		20.00%		20.00%
Interests in the net assets (A*B)		₩ 24,492		₩ 25,204
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		24,492		25,204
NH-Amundi Global Infrastructure Trust 14
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 69,919		₩ 61,004
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 20,975		₩ 18,301
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		20,975		18,301
Jarvis Memorial Private Investment Trust 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,883		₩ 10,210
Proportion of ownership interest in associate		99.01%		99.01%
Interests in the net assets (A*B)		₩ 9,786		₩ 10,109
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		9,786		10,109
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 55,598		₩ 55,254
Proportion of ownership interest in associate		60.00%		60.00%
Interests in the net assets (A*B)		₩ 33,357		₩ 33,153
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		33,357		33,153
Milestone Private Real Estate Fund 3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 59,485		₩ 57,842
Proportion of ownership interest in associate		32.06%		32.06%
Interests in the net assets (A*B)		₩ 19,071		₩ 18,544
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		₩ 19,071		18,544
Nomura-Rifa Private Real Estate Investment Trust 31
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 25,108
Proportion of ownership interest in associate		31.31%		31.31%
Interests in the net assets (A*B)				₩ 7,902
Intra-group transactions				0
Other reconciliations				0
Investments in associates				7,902
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 48,124
Proportion of ownership interest in associate				21.27%
Interests in the net assets (A*B)				₩ 10,236
Intra-group transactions				0
Other reconciliations				0
Investments in associates		₩ 2,969		10,236
Cape IT Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 30,599
Proportion of ownership interest in associate				32.89%
Interests in the net assets (A*B)				₩ 10,065
Intra-group transactions				0
Other reconciliations				0
Investments in associates		0		10,065
FuturePlay-Shinhan TechInnovation Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,832		₩ 14,297
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 6,916		₩ 7,149
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		6,916		7,149
Stonebridge Corporate 1st Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,211		₩ 6,718
Proportion of ownership interest in associate		44.12%		44.12%
Interests in the net assets (A*B)		₩ 3,622		₩ 2,964
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		3,622		2,964
Vogo Realty Partners Private Real Estate Fund V
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 50,446		₩ 49,760
Proportion of ownership interest in associate		21.64%		21.64%
Interests in the net assets (A*B)		₩ 10,915		₩ 10,766
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		10,915		10,766
Korea Credit Bureau
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 55,999		₩ 85,497
Proportion of ownership interest in associate		9.00%		9.00%
Interests in the net assets (A*B)		₩ 5,039		₩ 7,695
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		5,039		7,695
Goduck Gangil1 PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,715		₩ (15,763)
Proportion of ownership interest in associate		1.04%		1.04%
Interests in the net assets (A*B)		₩ 60		₩ (164)
Intra-group transactions		0		0
Other reconciliations		0		164
Investments in associates		60		0
SBC PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 133,851	[1]	₩ 158,286
Proportion of ownership interest in associate		25.00%	[1]	25.00%
Interests in the net assets (A*B)		₩ 33,463	[1]	₩ 34,581
Intra-group transactions		0	[1]	0
Other reconciliations		(4,995)	[1]	(4,995)
Investments in associates		28,468	[1]	29,586
NH-amundi global infra private fund 16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 112,423		₩ 104,016
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 56,211		₩ 52,008
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		56,211		52,008
IMM Global Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 446,586		₩ 359,415
Proportion of ownership interest in associate		33.00%		33.00%
Interests in the net assets (A*B)		₩ 147,384		₩ 118,615
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		147,384		118,615
HANA Alternative Estate Professional Private122
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 39,840
Proportion of ownership interest in associate				74.02%
Interests in the net assets (A*B)				₩ 29,489
Intra-group transactions				0
Other reconciliations				0
Investments in associates		1		29,489
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 100,098
Proportion of ownership interest in associate				45.96%
Interests in the net assets (A*B)				₩ 49,899
Intra-group transactions				0
Other reconciliations				0
Investments in associates		0		49,899
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 362,830		₩ 389,240
Proportion of ownership interest in associate		72.50%		72.50%
Interests in the net assets (A*B)		₩ 263,052		₩ 282,199
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		263,052		282,199
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 43,389		₩ 54,158
Proportion of ownership interest in associate		52.28%		52.28%
Interests in the net assets (A*B)		₩ 22,683		₩ 28,312
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		22,683		28,312
BRAIN DO PROFESSIONALE PRIVATE No. 27
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 3,351
Proportion of ownership interest in associate				29.13%
Interests in the net assets (A*B)				₩ 976
Intra-group transactions				0
Other reconciliations				0
Investments in associates				976
Sparklabs-Shinhan Opportunity Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,356		₩ 9,372
Proportion of ownership interest in associate		49.50%		49.50%
Interests in the net assets (A*B)		₩ 4,631		₩ 4,640
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,631		4,640
BNW Tech-Innovation Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,540		₩ 19,702
Proportion of ownership interest in associate		29.85%		29.85%
Interests in the net assets (A*B)		₩ 5,833		₩ 5,881
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		5,833		5,881
IGIS Real-estate Private Investment Trust No.33
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 35,618		₩ 33,982
Proportion of ownership interest in associate		40.86%		40.86%
Interests in the net assets (A*B)		₩ 14,552		₩ 13,884
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		14,552		13,884
WWG Global Real Estate Investment Trust no.4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 34,959		₩ 36,019
Proportion of ownership interest in associate		29.55%		29.55%
Interests in the net assets (A*B)		₩ 10,331		₩ 10,644
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		10,331		10,644
Fidelis Global Private Real Estate Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 30,185	[2]	₩ 25,265
Proportion of ownership interest in associate		79.70%	[2]	78.26%
Interests in the net assets (A*B)		₩ 24,055	[2]	₩ 19,773
Intra-group transactions		0	[2]	0
Other reconciliations		(2,110)	[2]	0
Investments in associates		21,945	[2]	19,773
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 168,735		₩ 171,489
Proportion of ownership interest in associate		28.70%		28.70%
Interests in the net assets (A*B)		₩ 48,427		₩ 49,217
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		48,427		49,217
Pebblestone CGV Private Real Estate Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 28,252
Proportion of ownership interest in associate				48.53%
Interests in the net assets (A*B)				₩ 13,710
Intra-group transactions				0
Other reconciliations				0
Investments in associates		0		13,710
Shinhan AIM Real Estate Fund No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 84,140		₩ 77,582
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 25,243		₩ 23,275
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		25,243		23,275
Shinhan AIM Real Estate Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 212,475		₩ 210,908
Proportion of ownership interest in associate		21.01%		21.01%
Interests in the net assets (A*B)		₩ 44,642		₩ 44,312
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		44,642		44,312
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 148,161
Proportion of ownership interest in associate		22.02%
Interests in the net assets (A*B)		₩ 32,627
Intra-group transactions		0
Other reconciliations		0
Investments in associates		32,627
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 66,107
Proportion of ownership interest in associate		29.19%
Interests in the net assets (A*B)		₩ 19,296
Intra-group transactions		0
Other reconciliations		0
Investments in associates		19,296
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 34,437
Proportion of ownership interest in associate		71.43%
Interests in the net assets (A*B)		₩ 24,598
Intra-group transactions		0
Other reconciliations		0
Investments in associates		24,598
Korea Omega-Shinhan Project Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,043		₩ 14,488
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 10,022		₩ 7,244
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		10,022		7,244
Samsung SRA Real Estate Professional Private 45
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 86,123		₩ 51,519
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 21,531		₩ 12,880
Intra-group transactions		0		0
Other reconciliations		119		0
Investments in associates		21,650		12,880
IBK Global New Renewable Energy Special Asset Professional Private2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 115,270		₩ 110,012
Proportion of ownership interest in associate		28.98%		28.98%
Interests in the net assets (A*B)		₩ 33,412		₩ 31,887
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		33,412		31,887
VS Cornerstone Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,098		₩ 8,281
Proportion of ownership interest in associate		41.18%		41.18%
Interests in the net assets (A*B)		₩ 3,335		₩ 3,410
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		3,335		3,410
Aone Mezzanine Opportunity Professional Private
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,777		₩ 14,447
Proportion of ownership interest in associate		64.41%		66.09%
Interests in the net assets (A*B)		₩ 5,009		₩ 9,540
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		5,009		9,540
NH-Amundi US Infrastructure Private Fund2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 123,291		₩ 104,313
Proportion of ownership interest in associate		25.91%		25.91%
Interests in the net assets (A*B)		₩ 31,941		₩ 27,024
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		31,941		27,024
KB Distribution Private Real Estate1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 49,506
Proportion of ownership interest in associate				62.00%
Interests in the net assets (A*B)				₩ 30,694
Intra-group transactions				0
Other reconciliations				0
Investments in associates		0		₩ 30,694
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,103
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 6,332
Intra-group transactions		0
Other reconciliations		0
Investments in associates		6,332
Kakao-Shinhan 1st TNYT Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 43,869		₩ 29,815
Proportion of ownership interest in associate		48.62%		48.62%
Interests in the net assets (A*B)		₩ 21,330		₩ 14,497
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		21,330		14,497
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,019		₩ 57,962
Proportion of ownership interest in associate		20.00%		20.00%
Interests in the net assets (A*B)		₩ 2,603		₩ 11,593
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		2,603		11,593
Pacific Private Placement Real Estate Fund No.40
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 46,997		₩ 46,898
Proportion of ownership interest in associate		24.73%		24.73%
Interests in the net assets (A*B)		₩ 11,622		₩ 11,598
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		11,622		11,598
Mastern Private Real Estate Loan Fund No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,025		₩ 22,314
Proportion of ownership interest in associate		33.57%		33.57%
Interests in the net assets (A*B)		₩ 6,387		₩ 7,491
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		6,387		7,491
LB Scotland Amazon Fulfillment Center Fund 29
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 42,252		₩ 44,577
Proportion of ownership interest in associate		70.14%		70.14%
Interests in the net assets (A*B)		₩ 29,637		₩ 31,268
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		29,637		31,268
JR AMC Hungary Budapest Office Fund 16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,247		₩ 37,274
Proportion of ownership interest in associate		32.57%		32.57%
Interests in the net assets (A*B)		₩ 12,457		₩ 12,140
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		12,457		12,140
Future-Creation Neoplux Venture Capital Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,160		₩ 18,569
Proportion of ownership interest in associate		16.25%		16.25%
Interests in the net assets (A*B)		₩ 4,251		₩ 3,017
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,251		3,017
Gyeonggi-Neoplux Superman Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,116		₩ 36,195
Proportion of ownership interest in associate		21.76%		21.76%
Interests in the net assets (A*B)		₩ 5,467		₩ 7,878
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		5,467		7,878
NewWave 6th Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 45,132		₩ 48,185
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 13,540		₩ 14,455
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		13,540		14,455
Neoplux No.3 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 204,529		₩ 226,008
Proportion of ownership interest in associate		10.00%		10.00%
Interests in the net assets (A*B)		₩ 20,454		₩ 22,601
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		20,454		22,601
PCC Amberstone Private Equity Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 86,685		₩ 105,169
Proportion of ownership interest in associate		21.67%		21.67%
Interests in the net assets (A*B)		₩ 18,785		₩ 22,790
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		18,785		22,790
KIAMCO POWERLOAN TRUST 4TH
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 91,884		₩ 95,634
Proportion of ownership interest in associate		47.37%		47.37%
Interests in the net assets (A*B)		₩ 43,524		₩ 45,301
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		43,524		45,301
Mastern Opportunity Seeking Real Estate Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 73,544		₩ 106,584
Proportion of ownership interest in associate		20.00%		20.00%
Interests in the net assets (A*B)		₩ 14,710		₩ 21,317
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		14,710		21,317
AION ELFIS PROFESSIONAL PRIVATE 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,831		₩ 22,112
Proportion of ownership interest in associate		20.00%		20.00%
Interests in the net assets (A*B)		₩ 3,566		₩ 4,422
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		3,566		4,422
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,235		₩ 14,688
Proportion of ownership interest in associate		29.68%		29.68%
Interests in the net assets (A*B)		₩ 5,709		₩ 4,360
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		5,709		4,360
Neoplux Market-Frontier Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 70,729		₩ 57,319
Proportion of ownership interest in associate		19.74%		19.74%
Interests in the net assets (A*B)		₩ 13,960		₩ 11,313
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		13,960		11,313
Synergy Green New Deal 1st New Technology Business Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 37,743		₩ 34,379
Proportion of ownership interest in associate		28.17%		28.17%
Interests in the net assets (A*B)		₩ 10,632		₩ 9,684
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		10,632		9,684
KAIM Real-estate Private Investment Trust 20
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 3,089		₩ 13,125
Proportion of ownership interest in associate		38.46%		38.46%
Interests in the net assets (A*B)		₩ 1,187		₩ 5,048
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		1,187		5,048
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,455		₩ 15,053
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 6,727		₩ 7,527
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		6,727		7,527
CSQUARE SNIPER PROFESSIONAL PRIVATE 10
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 5,194
Proportion of ownership interest in associate				62.50%
Interests in the net assets (A*B)				₩ 3,247
Intra-group transactions				0
Other reconciliations				0
Investments in associates		0		3,247
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 60,681
Proportion of ownership interest in associate				97.10%
Interests in the net assets (A*B)				₩ 63,944
Intra-group transactions				0
Other reconciliations				0
Investments in associates		0		63,944
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 60,681
Proportion of ownership interest in associate				97.10%
Interests in the net assets (A*B)				₩ 63,944
Intra-group transactions				0
Other reconciliations				0
Investments in associates		0		63,944
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 40,385
Proportion of ownership interest in associate				25.00%
Interests in the net assets (A*B)				₩ 14,778
Intra-group transactions				0
Other reconciliations				0
Investments in associates		0		14,778
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 83,417		₩ 90,810
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 25,024		₩ 27,243
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		25,024		27,243
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 30,375
Proportion of ownership interest in associate				25.00%
Interests in the net assets (A*B)				₩ 7,594
Intra-group transactions				0
Other reconciliations				0
Investments in associates		0		7,594
Kiwoom Hero No.4 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,705		₩ 20,449
Proportion of ownership interest in associate		21.05%		21.05%
Interests in the net assets (A*B)		₩ 3,517		₩ 4,305
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		3,517		4,305
Vogo Canister Professional Trust Private Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 127,747		₩ 112,433
Proportion of ownership interest in associate		36.27%		36.53%
Interests in the net assets (A*B)		₩ 46,329		₩ 41,072
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		46,329		41,072
Others
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 797,590
Proportion of ownership interest in associate		0.00%
Interests in the net assets (A*B)		₩ 228,801
Intra-group transactions		0
Other reconciliations		1,422
Investments in associates		230,223
Others
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 666,941
Proportion of ownership interest in associate				0.00%
Interests in the net assets (A*B)				₩ 367,840
Intra-group transactions				0
Other reconciliations				1,492
Investments in associates				369,332
Goduck Gangil10 PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,263		₩ (8,362)
Proportion of ownership interest in associate		19.90%		19.90%
Interests in the net assets (A*B)		₩ 3,236		₩ (1,664)
Intra-group transactions		0		0
Other reconciliations		0		1,664
Investments in associates		₩ 3,236		0
Shinhan Healthcare Fund 2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ (103)
Proportion of ownership interest in associate		13.68%		13.68%
Interests in the net assets (A*B)				₩ (14)
Intra-group transactions				0
Other reconciliations				14
Investments in associates				0
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 149,627
Proportion of ownership interest in associate				22.02%
Interests in the net assets (A*B)				₩ 32,948
Intra-group transactions				0
Other reconciliations				0
Investments in associates				32,948
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 70,401
Proportion of ownership interest in associate				29.19%
Interests in the net assets (A*B)				₩ 20,550
Intra-group transactions				0
Other reconciliations				0
Investments in associates				20,550
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 26,396
Proportion of ownership interest in associate				71.43%
Interests in the net assets (A*B)				₩ 18,855
Intra-group transactions				0
Other reconciliations				0
Investments in associates				18,855
ST-Bonanja Food tech
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 6,775		₩ 8,650
Proportion of ownership interest in associate		38.83%		38.83%
Interests in the net assets (A*B)		₩ 2,631		₩ 3,359
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		2,631		3,359
SH Japan Photovoltaic Private Special Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 43,385
Proportion of ownership interest in associate				30.00%
Interests in the net assets (A*B)				₩ 13,016
Intra-group transactions				0
Other reconciliations				0
Investments in associates				13,016
EDNCENTRAL Co.,Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (23,437)	[3]	₩ (2,487)
Proportion of ownership interest in associate		13.47%	[3]	19.87%
Interests in the net assets (A*B)		₩ (3,156)	[3]	₩ (494)
Intra-group transactions		0	[3]	0
Other reconciliations		3,156	[3]	494
Investments in associates		0	[3]	0
Harvest Private Equity Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,230		₩ 15,780
Proportion of ownership interest in associate		22.06%		22.06%
Interests in the net assets (A*B)		₩ 3,139		₩ 3,481
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		3,139		3,481
Daishin New Technology Investment Fund 5th
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,369		₩ 18,940
Proportion of ownership interest in associate		23.44%		23.44%
Interests in the net assets (A*B)		₩ 2,430		₩ 4,439
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		2,430		4,439
Acurus Hyundai Investment Partners New Technology
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 17,600
Proportion of ownership interest in associate				26.79%
Interests in the net assets (A*B)				₩ 4,714
Intra-group transactions				0
Other reconciliations				0
Investments in associates		0		4,714
KTC-NP Growth Champ 2011-2 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,721		₩ 71,829
Proportion of ownership interest in associate		5.56%		5.56%
Interests in the net assets (A*B)		₩ 1,207		₩ 3,990
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		1,207		3,990
SHINHAN-NEO Core Industrial Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,913		₩ 11,439
Proportion of ownership interest in associate		49.75%		49.75%
Interests in the net assets (A*B)		₩ 9,409		₩ 5,691
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		9,409		5,691
SIMONE Mezzanine Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,419		₩ 10,395
Proportion of ownership interest in associate		28.97%		29.38%
Interests in the net assets (A*B)		₩ 3,017		₩ 3,054
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		3,017		3,054
Eum Private Equity Fund No.7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 43,673		₩ 37,495
Proportion of ownership interest in associate		21.00%		21.00%
Interests in the net assets (A*B)		₩ 9,170		₩ 7,873
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		9,170		7,873
SW-S Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,919		₩ 22,191
Proportion of ownership interest in associate		30.30%		30.30%
Interests in the net assets (A*B)		₩ 7,248		₩ 6,724
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		7,248		6,724
CL Buyout 1st PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 59,930		₩ 64,359
Proportion of ownership interest in associate		21.43%		21.43%
Interests in the net assets (A*B)		₩ 12,842		₩ 13,791
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		12,842		13,791
Timefolio The Venture-V second
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,764		₩ 22,060
Proportion of ownership interest in associate		20.73%		20.73%
Interests in the net assets (A*B)		₩ 4,096		₩ 4,572
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,096		4,572
Newlake Growth Capital Partners2 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 41,766		₩ 43,187
Proportion of ownership interest in associate		29.91%		29.91%
Interests in the net assets (A*B)		₩ 12,496		₩ 12,921
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		12,496		12,921
Shinhan Smilegate Global PEF I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 28,792	[2]	₩ 23,469
Proportion of ownership interest in associate		14.21%	[2]	14.21%
Interests in the net assets (A*B)		₩ 4,091	[2]	₩ 3,336
Intra-group transactions		0	[2]	0
Other reconciliations		(320)	[2]	0
Investments in associates		3,771	[2]	3,336
Fount Professional Investors Private Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 10,399
Proportion of ownership interest in associate				49.98%
Interests in the net assets (A*B)				₩ 5,197
Intra-group transactions				0
Other reconciliations				0
Investments in associates		0		5,197
Genesis Eco No.1 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 39,359		₩ 38,365
Proportion of ownership interest in associate		29.01%		29.01%
Interests in the net assets (A*B)		₩ 11,418		₩ 11,130
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		11,418		11,130
SHINHAN-NEO Market-Frontier 2nd Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 80,610		₩ 57,625
Proportion of ownership interest in associate		42.70%		42.70%
Interests in the net assets (A*B)		₩ 34,420		₩ 24,606
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		34,420		24,606
NH-Synergy Core Industrial New Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,269		₩ 17,430
Proportion of ownership interest in associate		36.93%		36.93%
Interests in the net assets (A*B)		₩ 6,377		₩ 6,437
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		6,377		6,437
J& Moorim Jade Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,836		₩ 22,259
Proportion of ownership interest in associate		24.89%		24.89%
Interests in the net assets (A*B)		₩ 5,434		₩ 5,540
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		5,434		5,540
Ulmus SHC innovation investment fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,326		₩ 21,601
Proportion of ownership interest in associate		24.04%		24.04%
Interests in the net assets (A*B)		₩ 4,886		₩ 5,192
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,886		5,192
Mirae Asset Partners X Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,817		₩ 22,002
Proportion of ownership interest in associate		35.71%		35.71%
Interests in the net assets (A*B)		₩ 7,792		₩ 7,858
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		7,792		7,858
T Core Industrial Technology 1st Venture PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,393		₩ 14,413
Proportion of ownership interest in associate		31.47%		31.47%
Interests in the net assets (A*B)		₩ 4,529		₩ 4,535
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,529		4,535
Curious Finale Corporate Recovery Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,925		₩ 13,285
Proportion of ownership interest in associate		27.78%		27.78%
Interests in the net assets (A*B)		₩ 3,591		₩ 3,690
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		3,591		3,690
TI First Property Private Investment Trust 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,817		₩ 7,637
Proportion of ownership interest in associate		40.00%		40.00%
Interests in the net assets (A*B)		₩ 3,127		₩ 3,055
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		3,127		3,055
MPLUS Professional Private Real Estate Fund 25
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,153		₩ 7,896
Proportion of ownership interest in associate		41.67%		41.67%
Interests in the net assets (A*B)		₩ 4,231		₩ 3,290
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,231		3,290
IBKC Global Contents Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,661		₩ 20,265
Proportion of ownership interest in associate		24.39%		24.39%
Interests in the net assets (A*B)		₩ 4,552		₩ 4,943
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,552		4,943
Nautic Smart No.6 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 3,121		₩ 10,533
Proportion of ownership interest in associate		37.74%		37.74%
Interests in the net assets (A*B)		₩ 1,178		₩ 3,974
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		1,178		3,974
Premier Luminous Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 35,700		₩ 25,167
Proportion of ownership interest in associate		25.12%		27.78%
Interests in the net assets (A*B)		₩ 8,966		₩ 6,991
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		8,966		6,991
Hanyang-Meritz 1 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 15,348		₩ 15,423
Proportion of ownership interest in associate		22.58%		22.58%
Interests in the net assets (A*B)		₩ 3,466		₩ 3,483
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		3,466		3,483
KNT 2ND PRIVATE EQUITY FUND
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,177	[2]	₩ 19,124
Proportion of ownership interest in associate		21.74%	[2]	21.74%
Interests in the net assets (A*B)		₩ 1,124	[2]	₩ 4,157
Intra-group transactions		0	[2]	0
Other reconciliations		(174)	[2]	0
Investments in associates		950	[2]	4,157
Maple Mobility Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 83,539		₩ 43,023
Proportion of ownership interest in associate		20.18%		20.18%
Interests in the net assets (A*B)		₩ 16,859		₩ 8,683
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		16,859		8,683
AVES 1st Corporate Recovery Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 6,638		₩ 6,215
Proportion of ownership interest in associate		76.19%		76.19%
Interests in the net assets (A*B)		₩ 5,057		₩ 4,736
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		5,057		4,736
JS Shinhan Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 128,727		₩ 130,966
Proportion of ownership interest in associate		3.85%		3.85%
Interests in the net assets (A*B)		₩ 4,953		₩ 5,037
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,953		5,037
Daishin Newgen New Technology Investment Fund 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,273		₩ 24,048
Proportion of ownership interest in associate		50.60%		50.60%
Interests in the net assets (A*B)		₩ 5,704		₩ 12,169
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		5,704		12,169
META ESG Private Equity Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,380		₩ 21,722
Proportion of ownership interest in associate		27.40%		27.40%
Interests in the net assets (A*B)		₩ 5,857		₩ 5,677
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		5,857		5,677
SWFV FUND-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 22,678		₩ 23,965
Proportion of ownership interest in associate		40.25%		40.25%
Interests in the net assets (A*B)		₩ 9,128		₩ 9,646
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		9,128		9,646
PHAROS DK FUND
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 15,886		₩ 16,289
Proportion of ownership interest in associate		24.14%		24.24%
Interests in the net assets (A*B)		₩ 3,835		₩ 3,949
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		3,835		3,949
Shinhan VC tomorrow venture fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 67,958		₩ 22,603
Proportion of ownership interest in associate		39.62%		39.62%
Interests in the net assets (A*B)		₩ 26,926		₩ 9,042
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		26,926		9,042
Highland 2021-8 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,770		₩ 14,998
Proportion of ownership interest in associate		32.67%		32.67%
Interests in the net assets (A*B)		₩ 4,826		₩ 4,899
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,826		4,899
Medicii 2021-3 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 39,202
Proportion of ownership interest in associate				24.81%
Interests in the net assets (A*B)				₩ 9,728
Intra-group transactions				0
Other reconciliations				0
Investments in associates				9,728
Tres-Yujin Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,007		₩ 19,989
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 10,004		₩ 9,995
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		10,004		9,995
Shinhan-Time mezzanine blind Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,625		₩ 29,885
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 13,312		₩ 14,942
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		13,312		14,942
Capstone REITs No.26
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,703		₩ 8,790
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 3,852		₩ 4,395
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		3,852		4,395
JB Incheon-Bucheon REITS No.54
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,690		₩ 12,716
Proportion of ownership interest in associate		39.31%		39.31%
Interests in the net assets (A*B)		₩ 4,989		₩ 4,999
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,989		4,999
Hankook Smart Real Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,980		₩ 13,026
Proportion of ownership interest in associate		33.33%		33.33%
Interests in the net assets (A*B)		₩ 6,993		₩ 4,342
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		6,993		4,342
JB Hwaseong-Hadong REITs No.53
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,084		₩ 16,111
Proportion of ownership interest in associate		31.03%		31.03%
Interests in the net assets (A*B)		₩ 4,991		₩ 4,999
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		4,991		4,999
KB Oaktree Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,814		₩ 9,475
Proportion of ownership interest in associate		33.33%		33.33%
Interests in the net assets (A*B)		₩ 8,605		₩ 3,159
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		8,605		3,159
Daehan No.36 Office Asset Management Company
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 44,964	[2]	₩ 37,891
Proportion of ownership interest in associate		48.05%	[2]	48.05%
Interests in the net assets (A*B)		₩ 21,604	[2]	₩ 18,206
Intra-group transactions		0	[2]	0
Other reconciliations		454	[2]	3,294
Investments in associates		22,058	[2]	21,500
Rhinos Premier Mezzanine Private Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 2,873	[2]	₩ 10,759
Proportion of ownership interest in associate		27.93%	[2]	27.93%
Interests in the net assets (A*B)		₩ 802	[2]	₩ 3,005
Intra-group transactions		0	[2]	0
Other reconciliations		2,071	[2]	0
Investments in associates		2,873	[2]	3,005
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 192,851		₩ 66,947
Proportion of ownership interest in associate		29.73%		29.73%
Interests in the net assets (A*B)		₩ 57,334		₩ 19,903
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		57,334		19,903
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 163,267		₩ 161,390
Proportion of ownership interest in associate		24.85%		24.85%
Interests in the net assets (A*B)		₩ 40,571		₩ 40,105
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		40,571		40,105
SKS-Yozma Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 22,110		₩ 19,915
Proportion of ownership interest in associate		29.85%		29.85%
Interests in the net assets (A*B)		₩ 6,599		₩ 5,945
Intra-group transactions		0		0
Other reconciliations		0		0
Investments in associates		6,599		₩ 5,945
KDBC-Midas Dong-A Global contents Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,393
Proportion of ownership interest in associate		23.26%		23.26%
Interests in the net assets (A*B)		₩ 4,277
Intra-group transactions		0
Other reconciliations		0
Investments in associates		4,277
RIFA Real estate private placement fund for normal investors No. 31
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,519
Proportion of ownership interest in associate		31.31%
Interests in the net assets (A*B)		₩ 7,364
Intra-group transactions		0
Other reconciliations		0
Investments in associates		7,364
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,961
Proportion of ownership interest in associate		21.27%		21.27%
Interests in the net assets (A*B)		₩ 2,969
Intra-group transactions		0
Other reconciliations		0
Investments in associates		2,969		₩ 10,236
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,440
Proportion of ownership interest in associate		28.25%		28.25%
Interests in the net assets (A*B)		₩ 3,231
Intra-group transactions		0
Other reconciliations		0
Investments in associates		3,231
Shinhan Global Healthcare Fund 2 [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[3]	₩ (160)
Proportion of ownership interest in associate	[3]	13.68%
Interests in the net assets (A*B)	[3]	₩ (22)
Intra-group transactions		0
Other reconciliations	[3]	22
Investments in associates		0
Helios-KDBC Digital Contents 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,431
Proportion of ownership interest in associate		23.26%
Interests in the net assets (A*B)		₩ 3,356
Intra-group transactions		0
Other reconciliations		0
Investments in associates		3,356
Kiwoom-Shinhan Innovation Fund 2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,299
Proportion of ownership interest in associate		42.86%
Interests in the net assets (A*B)		₩ 11,271
Intra-group transactions		0
Other reconciliations		0
Investments in associates		11,271
SJ ESG Innovative Growth Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,689
Proportion of ownership interest in associate		28.57%
Interests in the net assets (A*B)		₩ 4,197
Intra-group transactions		0
Other reconciliations		0
Investments in associates		4,197
NH Kyobo AI Solution Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,601
Proportion of ownership interest in associate		26.09%
Interests in the net assets (A*B)		₩ 3,288
Intra-group transactions		0
Other reconciliations		0
Investments in associates		3,288
HIOTA Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,784
Proportion of ownership interest in associate		24.81%
Interests in the net assets (A*B)		₩ 9,623
Intra-group transactions		0
Other reconciliations		0
Investments in associates		9,623
Stonebridge-Shinhan Unicorn Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 34,621
Proportion of ownership interest in associate		17.57%
Interests in the net assets (A*B)		₩ 6,082
Intra-group transactions		0
Other reconciliations		0
Investments in associates		6,082
IBKC-METIS Global Contents Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,513
Proportion of ownership interest in associate		36.36%
Interests in the net assets (A*B)		₩ 4,550
Intra-group transactions		0
Other reconciliations		0
Investments in associates		4,550
Keistone Unicorn Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 22,318
Proportion of ownership interest in associate		28.00%
Interests in the net assets (A*B)		₩ 6,249
Intra-group transactions		0
Other reconciliations		0
Investments in associates		6,249
KB Distribution Private Real Estate 3-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 71,069
Proportion of ownership interest in associate		37.50%
Interests in the net assets (A*B)		₩ 26,651
Intra-group transactions		0
Other reconciliations		0
Investments in associates		26,651
Pacific Private Investment Trust No.49-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 36,126
Proportion of ownership interest in associate		79.28%
Interests in the net assets (A*B)		₩ 28,641
Intra-group transactions		0
Other reconciliations		0
Investments in associates		28,641
KIWOOM Real estate private placement fund for normal investors No. 31
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,264
Proportion of ownership interest in associate		60.00%
Interests in the net assets (A*B)		₩ 8,558
Intra-group transactions		0
Other reconciliations		0
Investments in associates		8,558
RIFA Real estate private placement fund for normal investoes No. 51
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,315
Proportion of ownership interest in associate		40.00%
Interests in the net assets (A*B)		₩ 5,726
Intra-group transactions		0
Other reconciliations		0
Investments in associates		5,726
Fivetree general private equity fund No.15
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 24,573
Proportion of ownership interest in associate		49.98%
Interests in the net assets (A*B)		₩ 12,281
Intra-group transactions		0
Other reconciliations		0
Investments in associates		12,281
Shinhan-Kunicorn first Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,658
Proportion of ownership interest in associate		38.31%
Interests in the net assets (A*B)		₩ 9,831
Intra-group transactions		0
Other reconciliations		0
Investments in associates		9,831
Harvest Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 35,488
Proportion of ownership interest in associate		44.67%
Interests in the net assets (A*B)		₩ 15,854
Intra-group transactions		0
Other reconciliations		0
Investments in associates		15,854
Shinhan Simone Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,468
Proportion of ownership interest in associate		38.46%
Interests in the net assets (A*B)		₩ 4,796
Intra-group transactions		0
Other reconciliations		0
Investments in associates		4,796
Korea Investment develop seed Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,604
Proportion of ownership interest in associate		40.00%
Interests in the net assets (A*B)		₩ 10,242
Intra-group transactions		0
Other reconciliations		0
Investments in associates		10,242
Tiger Green Alpah Trust No.29
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 28,146
Proportion of ownership interest in associate		95.24%
Interests in the net assets (A*B)		₩ 26,806
Intra-group transactions		0
Other reconciliations		0
Investments in associates		26,806
STIC ALT Global II Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 45,350
Proportion of ownership interest in associate		21.74%
Interests in the net assets (A*B)		₩ 9,859
Intra-group transactions		0
Other reconciliations		0
Investments in associates		9,859
NH-Brain EV Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 46,369
Proportion of ownership interest in associate		25.00%
Interests in the net assets (A*B)		₩ 11,592
Intra-group transactions		0
Other reconciliations		0
Investments in associates		11,592
DDI LVC Master Real Estate Investment Trust Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[2]	₩ 42,622
Proportion of ownership interest in associate	[2]	15.00%
Interests in the net assets (A*B)	[2]	₩ 6,393
Intra-group transactions	[2]	0
Other reconciliations	[2]	12
Investments in associates	[2]	6,405
Find-Green New Deal 2nd Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,969
Proportion of ownership interest in associate		22.57%
Interests in the net assets (A*B)		₩ 4,508
Intra-group transactions		0
Other reconciliations		0
Investments in associates		4,508
ShinhanFitrin 1st Technology Business Investment Association
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 27,444
Proportion of ownership interest in associate		16.17%
Interests in the net assets (A*B)		₩ 4,437
Intra-group transactions		0
Other reconciliations		0
Investments in associates		4,437
PARATUS No.3 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,249
Proportion of ownership interest in associate		25.64%
Interests in the net assets (A*B)		₩ 4,936
Intra-group transactions		0
Other reconciliations		0
Investments in associates		4,936
Golden Route 2nd Startup Venture Specialized Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,214
Proportion of ownership interest in associate		22.73%
Interests in the net assets (A*B)		₩ 3,003
Intra-group transactions		0
Other reconciliations		0
Investments in associates		3,003
Koramco Private Real Estate Fund 143
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,000
Proportion of ownership interest in associate		30.30%
Interests in the net assets (A*B)		₩ 3,030
Intra-group transactions		0
Other reconciliations		0
Investments in associates		3,030
Korea Investment Top Mezzanine Private Real Esate Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 44,477
Proportion of ownership interest in associate		22.22%
Interests in the net assets (A*B)		₩ 9,885
Intra-group transactions		0
Other reconciliations		0
Investments in associates		9,885
LB YoungNam Logistics Private Trust No.40
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,992
Proportion of ownership interest in associate		25.00%
Interests in the net assets (A*B)		₩ 9,748
Intra-group transactions		0
Other reconciliations		0
Investments in associates		9,748
Shinhan-Cognitive Start-up Fund L.P
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[2]	₩ 30,358
Proportion of ownership interest in associate	[2]	32.74%
Interests in the net assets (A*B)	[2]	₩ 9,939
Intra-group transactions	[2]	0
Other reconciliations	[2]	14
Investments in associates	[2]	9,953
IGEN2022 No.1 private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 32,361
Proportion of ownership interest in associate		27.95%
Interests in the net assets (A*B)		₩ 9,045
Intra-group transactions		0
Other reconciliations		0
Investments in associates		9,045
Cornerstone JM Fund I [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,353
Proportion of ownership interest in associate		26.67%
Interests in the net assets (A*B)		₩ 3,561
Intra-group transactions		0
Other reconciliations		0
Investments in associates		3,561
Logisvalley Shinhan REIT Co.,Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[2]	₩ 23,629
Proportion of ownership interest in associate	[2]	20.27%
Interests in the net assets (A*B)	[2]	₩ 4,790
Intra-group transactions	[2]	0
Other reconciliations	[2]	(986)
Investments in associates	[2]	3,804
KDB Investment Global Healthcare Private Equity Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 142,794
Proportion of ownership interest in associate		24.14%
Interests in the net assets (A*B)		₩ 34,468
Intra-group transactions		0
Other reconciliations		0
Investments in associates		34,468
Korea Investment Green Newdeal Infra Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,431
Proportion of ownership interest in associate		27.97%
Interests in the net assets (A*B)		₩ 5,714
Intra-group transactions		0
Other reconciliations		0
Investments in associates		5,714
BTS 2nd Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,505
Proportion of ownership interest in associate		26.00%
Interests in the net assets (A*B)		₩ 3,772
Intra-group transactions		0
Other reconciliations		0
Investments in associates		3,772
Shinhan Global Active REIT Co.Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 94,370
Proportion of ownership interest in associate		20.37%
Interests in the net assets (A*B)		₩ 19,222
Intra-group transactions		0
Other reconciliations		0
Investments in associates		19,222
NH-J&-IBKC Label Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 35,477
Proportion of ownership interest in associate		27.81%
Interests in the net assets (A*B)		₩ 9,866
Intra-group transactions		0
Other reconciliations		0
Investments in associates		9,866
IMM Global Venture Opportunity, LP
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,775
Proportion of ownership interest in associate		35.50%
Interests in the net assets (A*B)		₩ 3,115
Intra-group transactions		0
Other reconciliations		0
Investments in associates		3,115
Capstone Develop Frontier Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 32,000
Proportion of ownership interest in associate		21.43%
Interests in the net assets (A*B)		₩ 6,857
Intra-group transactions		0
Other reconciliations		0
Investments in associates		6,857
Nextrade Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[2]	₩ 141,421
Proportion of ownership interest in associate	[2]	8.00%
Interests in the net assets (A*B)	[2]	₩ 11,314
Intra-group transactions	[2]	0
Other reconciliations	[2]	(1,614)
Investments in associates	[2]	9,700
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,194
Proportion of ownership interest in associate		26.90%
Interests in the net assets (A*B)		₩ 3,011
Intra-group transactions		0
Other reconciliations		0
Investments in associates		3,011
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 15,865
Proportion of ownership interest in associate		29.00%
Interests in the net assets (A*B)		₩ 4,601
Intra-group transactions		0
Other reconciliations		0
Investments in associates		4,601
Eventus-IBKC LIB Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 27,590
Proportion of ownership interest in associate		21.88%
Interests in the net assets (A*B)		₩ 6,035
Intra-group transactions		0
Other reconciliations		0
Investments in associates		6,035
NH-Daishin-Kyobo healthcare 1 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 15,792
Proportion of ownership interest in associate		25.00%
Interests in the net assets (A*B)		₩ 3,948
Intra-group transactions		0
Other reconciliations		0
Investments in associates		3,948
IBKC-Behigh Fund 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,992
Proportion of ownership interest in associate		29.73%
Interests in the net assets (A*B)		₩ 3,268
Intra-group transactions		0
Other reconciliations		0
Investments in associates		3,268
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,419
Proportion of ownership interest in associate		24.10%
Interests in the net assets (A*B)		₩ 3,956
Intra-group transactions		0
Other reconciliations		0
Investments in associates		3,956
ON No.1 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,767
Proportion of ownership interest in associate		28.57%
Interests in the net assets (A*B)		₩ 5,362
Intra-group transactions		0
Other reconciliations		0
Investments in associates		5,362
Digital New Deal Kappa Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,420
Proportion of ownership interest in associate		30.12%
Interests in the net assets (A*B)		₩ 4,946
Intra-group transactions		0
Other reconciliations		0
Investments in associates		₩ 4,946

[1]	The adjustments for others are the unrecognized equity method for preferred stocks without voting rights issued by the invested company.
[2]	Other represents the adjustments of fair value when acquired.
[3]	Others are the amount of fair value adjustments that occurred at the time of acquisition and accumulated losses that were not recognized due to the suspension of equity method recognition as the investment account balance became “0” due to the accumulation of losses for the current period.